UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04443
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	March 31
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund                                                        as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
	Electric Utilities — 0.7%
$250	California Department of Water Resource Power Supply, 5.125%, 5/1/18	$270,207
		$270,207
	Escrowed / Prerefunded — 1.6%
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	590,808
		$590,808
	General Obligations — 4.2%
400	California, 5.25%, 2/1/14	444,640
1,000	California, 5.25%, 11/1/16	1,113,520
		$1,558,160
	Hospital — 7.2%
700	California Statewide Communities Development Authority, (Daughters of Charity Health System California), 5.00%, 7/1/22	735,714
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	761,761
180	Eastern Plumas Health Care District, 7.50%, 8/1/07	183,620
200	San Benito Health Care District, 5.375%, 10/1/12	207,874
400	Stockton Health Facilities, (Dameron Hospital), 5.70%, 12/1/14	422,100
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	326,043
		$2,637,112
	Industrial Development Revenue — 0.5%
200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	196,958
		$196,958
	Insured-Education — 3.0%
475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	316,478
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	542,995
210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), 5.50%, 10/1/20	234,406
		$1,093,879

1

	Insured-Electric Utilities — 6.3%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)	$1,178,040
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	549,235
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	593,085
		$2,320,360
	Insured-General Obligations — 27.7%
400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	442,920
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	776,980
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	728,158
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	904,674
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	812,512
500	Oak Grove School District, (Election of 1995), (FGIC), 5.00%, 8/1/16	543,490
1,000	Redwood City Elementary School District, (FGIC), 5.00%, 8/1/15	1,123,170
1,000	San Diego Unified School District, (MBIA), 5.00%, 7/1/17	1,129,740
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	601,320
1,205	Tahoe Truckee Unified School District, (MBIA), 5.50%, 8/1/19	1,423,189
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	599,370
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,117,810
		$10,203,333
	Insured-Hospital — 1.2%
400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	447,192
		$447,192
	Insured-Lease Revenue / Certificates of Participation — 6.4%
1,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	953,732
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	832,500
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	571,231
		$2,357,463
	Insured-Special Tax Revenue — 12.7%
600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	655,614
1,050	California Economic Recovery, (FGIC), 5.25%, 7/1/14	1,194,763
1,000	Garden Grove Community Development (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,113,450
500	Napa County Flood Protection and Watershed Improvements Authority, (FGIC), 5.00%, 6/15/18	538,485
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,154,020
		$4,656,332

2

	Insured-Transportation — 5.4%
$1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,182,250
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	792,240
		$1,974,490
	Insured-Water and Sewer — 8.4%
1,000	California Department of Water Resources, (FGIC), 5.50%, 12/1/17	1,179,540
1,000	East Bay, CA, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	1,075,670
250	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.50%, 12/1/19	294,550
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	535,960
		$3,085,720
	Other Revenue — 0.9%
300	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	326,667
		$326,667
	Senior Living / Life Care — 0.7%
250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	254,573
		$254,573
	Solid Waste — 1.0%
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	357,266
		$357,266
	Special Tax Revenue — 9.4%
300	Alameda Public Financing Authority, 5.45%, 9/2/14	306,723
250	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	257,638
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,363
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	213,180
250	Jurupa Community Services District, 5.00%, 9/1/25	252,405
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,818
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,630
160	Murrueta Valley Unified School District, 5.70%, 9/1/17	169,874
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	422,854
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	315,337
290	Roseville Special Tax, 6.00%, 9/1/11	318,913
200	Santa Margarita Water District, 6.10%, 9/1/14	220,540
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	205,456
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	210,614

3

$250	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/16	$265,715
		$3,477,060
	Transportation — 0.8%
290	Port Redwood City, (AMT), 5.40%, 6/1/19	303,343
		$303,343
	Water and Sewer — 1.4%
500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	513,450
		$513,450
	Total Tax-Exempt Investments — 99.5% (identified cost $34,582,756)	$36,624,373
	Other Assets, Less Liabilities — 0.5%	$198,586
	Net Assets — 100.0%	$36,822,959

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 71.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.5% to 28.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/05	83 U.S. Treasury Bond	Short	$(9,712,199)	$(9,856,250)	$(144,051)
					$(144,051)

4

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,560,019
Gross unrealized appreciation	$2,065,278
Gross unrealized depreciation	(924)
Net unrealized appreciation	$2,064,354

5

Eaton Vance Florida Limited Maturity Municipals Fund                                                              as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal Amount (000’s omitted)	Security	Value
	Hospital — 4.1%
$1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	$1,040,240
1,075	Orange County Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/17	1,188,380
500	West Orange Healthcare District, 5.50%, 2/1/10	542,365
		$2,770,985
	Industrial Development Revenue — 0.8%
500	Polk County IDA, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	537,755
		$537,755
	Insured-Electric Utilities — 6.6%
2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	1,376,560
1,165	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	1,381,888
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,689,917
		$4,448,365
	Insured-Escrowed / Prerefunded — 2.3%
750	Palm Beach County Public Improvements, (Convention Center), (FGIC), Prerefunded to 1/01/11, 5.625%, 11/1/15	852,975
1,000	Port Saint Lucie Utility, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	668,470
		$1,521,445
	Insured-General Obligations — 6.1%
500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	393,190
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,118,270
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	826,627
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,154,660
500	Puerto Rico, (MBIA), 5.50%, 7/1/18	593,085
		$4,085,832
	Insured-Hospital — 3.7%
750	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.625%, 8/15/16	842,992
1,000	Saint Petersburg Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	1,108,060
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	565,875
		$2,516,927

1

	Insured-Housing — 2.0%
$675	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$700,049
630	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	653,688
		$1,353,737
	Insured-Miscellaneous — 5.8%
500	Florida Board of Education Lottery Revenue, (FGIC), 5.00%, 7/1/20	536,200
1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	1,196,415
1,500	Jacksonville Entitlement Revenue, (Public Improvements), (FGIC), 5.00%, 10/1/21	1,612,095
500	Saint Johns County IDA, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	536,915
		$3,881,625
	Insured-Solid Waste — 3.8%
1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	1,832,862
1,100	Palm Beach Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	695,178
		$2,528,040
	Insured-Special Tax Revenue — 11.6%
1,755	Julington Creek Plantation Community Development District, (MBIA), 4.75%, 5/1/19	1,844,523
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,469,480
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	296,861
1,760	Osceola County Sales Tax, (FSA), 5.00%, 4/1/19	1,887,706
770	Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19	859,590
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	646,360
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	271,580
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	543,635
		$7,819,735
	Insured-Transportation — 16.3%
1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	1,064,300
1,000	Canaveral Port Authority Improvements, (FGIC), 5.00%, 6/1/19	1,089,200
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16(1)	1,831,095
2,000	Hillsborough County, Avaition Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,209,340
4,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/19	4,759,560
		$10,953,495

2

	Insured-Water and Sewer — 20.1%
$2,260	Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17	$2,668,495
500	Dade County, Water and Sewer System, (FGIC), 5.25%, 10/1/21	526,290
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	809,160
1,500	Marco Island Utility System, (MBIA), 5.25%, 10/1/16	1,675,275
2,000	Seacoast Utilities Authority Water and Sewer, (FGIC), 5.50%, 3/1/16	2,333,120
1,320	Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,468,513
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,136,710
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,167,010
1,000	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/18	1,180,810
500	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/19	591,935
		$13,557,318
	Nursing Home — 1.3%
555	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	506,293
385	Orange County, Health Facilities Authority, (Westminister Community Care Services), 6.50%, 4/1/12	388,804
		$895,097
	Senior Living / Life Care — 1.6%
250	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	258,210
250	Lee County IDA, (Shell Point Village), 5.75%, 11/15/14	263,818
590	North Miami HFA, (Imperial Club), 6.75%, 1/1/33	552,264
		$1,074,292
	Special Tax Revenue — 7.3%
700	Concorde Estates Community Development District, Capital Improvements, 5.00%, 5/1/11	706,475
400	Dupree Lakes Community Development District, 5.00%, 11/1/10	403,196
200	Fishhawk Community Development District II, 5.00%, 11/1/07	202,248
400	Fishhawk Community Development District ll, 5.125%, 11/1/09	406,368
390	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	394,154
345	Heritage Harbour South Community Development District, (Capital Improvements), 5.25%, 11/1/08	348,343
180	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	181,849
60	Heritage Palms Community Development District, Capital Improvements, 6.25%, 11/1/07	60,799
115	Longleaf Community Development District, 6.20%, 5/1/09	112,193
345	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	357,013
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,064,320

3

$645	Sterling Hill Community Development District, Capital Improvements, 5.50%, 11/1/10	$651,740
40	Waterlefe Community Development District, Capital Improvements, 6.25%, 5/1/10	40,532
		$4,929,230
	Transportation — 2.2%
1,340	Florida Turnpike Authority, 5.25%, 7/1/21	1,455,910
		$1,455,910
	Utilities — 3.4%
240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	260,962
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	805,943
1,100	Orlando Water and Electric Utilities Commission, 5.25%, 10/1/20	1,206,315
		$2,273,220
	Total Tax-Exempt Investments — 99.0% (identified cost $63,088,681)	$66,603,008
	Other Assets, Less Liabilities — 1.0%	$657,555
	Net Assets — 100.0%	$67,260,563

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 79.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 27.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/05	91 U.S. Treasury Bond	Short	$(10,616,754)	$(10,806,250)	$(189,496)
09/05	54 U.S. Treasury Note	Short	$(6,068,020)	$(6,127,312)	$(59,292)
					$(248,788)

4

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$63,051,904
Gross unrealized appreciation	$3,644,329
Gross unrealized depreciation	(93,225)
Net unrealized appreciation	$3,551,104

5

Eaton Vance Massachusetts Limited Maturity Municipals Fund                                                as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 15.5%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$612,579
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,096,200
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	420,196
1,000	Massachusetts HEFA, (Boston College), 5.00%, 6/1/11	1,091,270
1,305	Massachusetts HEFA, (Boston College), 5.25%, 6/1/20	1,423,533
1,000	Massachusetts HEFA, (Boston College), 5.375%, 6/1/14	1,137,470
1,000	Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22	1,075,430
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.00%, 7/1/18	1,137,100
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,174,430
750	Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15	872,752
1,125	Massachusetts IFA, (Babson College), 5.375%, 10/1/17	1,181,014
500	Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13	525,075
750	Massachusetts IFA, (St. Johns High School, Inc.), 5.70%, 6/1/18	785,242
500	Massachusetts IFA, (Wentworth Institute of Technology), 5.55%, 10/1/13	532,335
		$13,064,626
	Electric Utilities — 0.6%
500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	540,980
		$540,980
	Escrowed / Prerefunded — 8.4%
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	367,794
500	Massachusetts HEFA, (Dana Farber Cancer Institute), Escrowed to Maturity, 6.50%, 12/1/05	508,100
485	Massachusetts IFA, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	522,714
1,030	Massachusetts IFA, (Park School), Prerefunded to 9/1/06, 5.50%, 9/1/16	1,075,176
1,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,089,690
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1) (2)	2,336,019
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	763,694

1

$400	Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	$435,796
		$7,098,983
	General Obligations — 6.7%
1,000	Boston, 5.00%, 2/1/18	1,078,900
500	Burlington, 5.00%, 2/1/15	559,840
500	Burlington, 5.00%, 2/1/16	560,915
750	Falmouth, 5.25%, 2/1/16	836,535
1,100	Wellesley, 5.00%, 6/1/16	1,250,249
1,150	Wellesley, 5.00%, 6/1/17	1,315,094
		$5,601,533
	Health Care - Miscellaneous — 0.5%
165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	162,055
225	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	230,841
		$392,896
	Hospital — 4.8%
600	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/14	664,158
865	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/15	953,611
245	Massachusetts HEFA, (Berkshire Health System), 4.50%, 10/1/05	245,252
795	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	798,975
250	Massachusetts HEFA, (Partners Healthcare System), 5.00%, 7/1/09	266,975
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.50%, 7/1/10	1,104,090
		$4,033,061
	Insured-Education — 3.5%
1,560	Massachusetts College Building Authority, (XLCA), 5.375%, 5/1/14	1,769,430
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,129,780
		$2,899,210
	Insured-Electric Utilities — 9.1%
2,120	Massachusetts Municipal Wholesale Electric Co., (MBIA), 5.25%, 7/1/12	2,361,871
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,115,030
1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,762,260
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,372,340
		$7,611,501

2

	Insured-Escrowed / Prerefunded — 1.7%
$400	Massachusetts Turnpike Authority, Escrowed to Maturity, (FGIC), 5.125%, 1/1/23	$454,352
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	951,201
		$1,405,553
	Insured-General Obligations — 16.0%
1,000	Boston, (MBIA), 5.00%, 2/1/19	1,091,520
2,000	Dudley-Charlton Regional School District, (FGIC), 5.125%, 6/15/13	2,245,880
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,131,360
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	859,459
750	Haverhill, (FGIC), 5.00%, 6/15/17	783,720
750	Lawrence, (MBIA), 5.00%, 3/15/13	831,337
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,102,560
1,095	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	1,260,016
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,368,111
1,000	Randolph, (AMBAC), 5.00%, 9/1/15	1,123,010
500	Springfield, (MBIA), 5.25%, 1/15/15	559,310
1,000	Worcester, (MBIA), 5.25%, 8/15/17	1,134,960
		$13,491,243
	Insured-Hospital — 1.3%
1,000	Massachusetts HEFA, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	1,103,690
		$1,103,690
	Insured-Miscellaneous — 1.0%
750	Boston Convention Center Act 1997, (AMBAC), 5.00%, 5/1/16	816,172
		$816,172
	Insured-Solid Waste — 2.7%
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	1,124,710
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,110,580
		$2,235,290
	Insured-Special Tax Revenue — 2.6%
1,500	Massachusetts Special Obligations, (FGIC), 5.25%, 1/1/21 (3)	1,723,500
400	Virgin Islands Public Financing Authority, (FSA), 5.00%, 10/1/13	447,224
		$2,170,724

3

	Insured-Transportation — 9.9%
$1,630	Massachusetts Bay Transportation Authority, (General Transportation System), (MBIA), 5.50%, 3/1/14	$1,874,239
500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	534,220
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,320,134
1,500	Massachusetts State Federal Highway Grant Anticipation Notes, (FSA), 5.50%, 12/15/13	1,723,665
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,130,830
500	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	591,125
1,000	Puerto Rico Highway and Transportation Authority (CIFG), 5.50%, 7/1/15	1,164,350
		$8,338,563
	Lease Revenue / Certificates of Participation — 0.7%
580	Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government), 5.375%, 7/1/06	587,024
		$587,024
	Miscellaneous — 1.3%
1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	1,099,530
		$1,099,530
	Nursing Home — 1.3%
375	Massachusetts Development Finance Agency, (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15	353,486
515	Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07	521,680
175	Massachusetts IFA, (Age Institute of Massachusetts), 7.60%, 11/1/05	175,074
		$1,050,240
	Senior Living / Life Care — 1.3%
600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	613,104
480	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	483,024
		$1,096,128
	Solid Waste — 1.2%
1,000	Massachusetts IFA, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	1,027,160
		$1,027,160

4

	Special Tax Revenue — 4.4%
$750	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$860,505
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,147,340
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	1,174,780
500	Massachusetts Special Obligations, 5.00%, 6/1/14	$554,515
		$3,737,140
	Transportation — 2.9%
1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	1,113,130
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,346,860
		$2,459,990
	Water and Sewer — 2.1%
1,595	Massachusetts Water Pollution Abatement Trust, 0.00%, 8/1/12	1,230,686
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	554,510
		$1,785,196
	Total Tax-Exempt Investments (identified cost $79,103,157)	$83,646,433
	Put Options Purchased — 0.0%
61	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	953
	Total Put Options Purchased (identified cost, $26,947)	$953
	Total Investments — 99.5% (identified cost $79,130,104)	$83,647,386
	Other Assets, Less Liabilities — 0.5%	$444,897
	Net Assets — 100.0%	$84,092,283

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments,

5

at June 30, 2005, 47.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 19.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	When-issued security.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	82 U.S. Treasury Bond	Short	$(9,594,480)	$(9,737,500)	$(143,020)
09/05	41 U.S. Treasury Note	Short	$(4,607,201)	$(4,652,219)	$(45,018)
					$(188,038)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$79,112,505
Gross unrealized appreciation	$4,591,093
Gross unrealized depreciation	(56,212)
Net unrealized appreciation	$4,534,881

6

Eaton Vance National Limited Maturity Municipals Fund                                                           as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Principal
Amount
(000’s omitted)	Security	Value
	Cogeneration — 1.7%
$1,595	Carbon County, PA, IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,737,593
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,027,256
350	Pennsylvania EDA, (Resource Recovery- Northampton), (AMT), 6.75%, 1/1/07	357,574
1,400	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	1,456,700
		$4,579,123
	Education — 3.5%
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	2,037,860
2,815	Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,279,165
850	New Hampshire HEFA, (Colby-Sawyer College), 7.20%, 6/1/12	886,567
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), 5.00%, 7/1/12	1,339,197
1,700	University of Illinois, 0.00%, 4/1/15	1,142,128
1,000	University of Illinois, 0.00%, 4/1/16	640,260
		$9,325,177
	Electric Utilities — 10.6%
1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	1,110,310
1,500	California Department of Water Resource Power Supply, 5.125%, 5/1/18	1,621,245
3,000	Energy Northwest Washington Electric, (Columbia Generating), 5.50%, 7/1/15	3,460,260
1,000	Illinois Development Finance Authority PCR, (AMT), 5.00%, 6/1/28	1,020,580
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,716,375
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,056,618
4,100	North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/13	4,497,085
4,000	North Carolina Municipal Power Agency, (Catawba), 5.50%, 1/1/13	4,477,680
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,120,040

$1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	$1,379,875
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,011,680
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,711,175
		$28,182,923
	Escrowed / Prerefunded — 6.8%
1,000	Arkansas State Student Loan Authority, (AMT), Prerefunded to 6/1/06, 6.25%, 6/1/10	1,029,670
665	Delaware River Joint Toll Bridge Commission, PA, Prerefunded to 7/1/13, 5.25%, 7/1/15	747,839
290	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	291,021
465	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	488,334
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	535,995
3,500	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17 (1)	3,748,115
575	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	650,371
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,337,170
395	Michigan Hospital Finance Authority, (Presbyterian Villages), Escrowed to Maturity, 6.20%, 1/1/06	401,869
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 6/15/13, 5.50%, 6/15/14	2,298,020
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,221,601
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,120,500
2,185	Oklahoma Development Finance Authority, (Hillcrest Medical Center), Escrowed to Maturity, 5.00%, 8/15/09	2,335,350
		$18,205,855
	General Obligations — 3.6%
1,000	Keller, TX, Independent School District, 0.00%, 8/15/11	802,730
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,671,318
5,000	New York City, NY, 5.00%, 12/1/20	5,370,750
1,500	New York City, NY, 5.625%, 12/1/13	1,664,505
		$9,509,303
	Health Care-Miscellaneous — 1.0%
2,000	Illinois HFA, (Lutheran Social Services), 6.125%, 8/15/10	2,000,840
150	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	146,605

$530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	$552,602
		$2,700,047
	Hospital — 9.4%
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	594,753
165	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 6.125%, 9/1/25	168,717
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,857,000
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.00%, 10/1/05	100,548
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	102,645
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	235,127
545	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	567,029
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.50%, 3/1/14	2,200,780
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,063,700
2,490	Michigan Hospital Finance Authority, Variable Rate, 9.935%, 11/1/12 (2)(3)	3,150,099
200	New Hampshire HEFA, (Littleton Hospital Association), 5.45%, 5/1/08	203,416
1,800	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/15	1,980,846
2,055	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/16	2,251,663
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,160,640
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 6.375%, 11/15/20	2,226,800
1,130	Orange County, FL, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/18	1,243,463
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,823,050
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,229,860
		$25,160,136
	Housing — 0.5%
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	627,390
675	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	675,736

$60	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	$50,031
		$1,353,157
	Industrial Development Revenue — 5.4%
315	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	323,807
430	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	459,679
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., (AMT), 9.00%, 5/1/29	1,525,470
1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (4)	1,193,782
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,701,964
1,000	Michigan Job Development Authority, (General Motors Corp.), PCR, 5.55%, 4/1/09	999,950
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,486,803
1,440	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,301,573
1,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (4)	950,780
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,541,505
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,958,312
		$14,443,625
	Insured-Education — 1.8%
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,336,364
2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	2,240,240
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	306,420
		$4,883,024
	Insured-Electric Utilities — 3.4%
750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	823,852
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (5)	2,116,600
1,975	Long Island Power Authority, NY, Electric System Revenue, (XLCA), 5.25%, 12/1/13	2,218,972
2,000	Long Island Power Authority, NY, Electric System Revenue, (XLCA), 5.25%, 6/1/14	2,252,720
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	415,920
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,165,460
		$8,993,524

	Insured-Escrowed / Prerefunded — 1.4%
$1,000	Long Island Power Authority, NY, Electric System Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14	$1,136,960
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,058,080
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,084,400
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	530,050
		$3,809,490
	Insured-General Obligations — 9.4%
1,655	Bridgeport, CT, (MBIA), 5.25%, 8/15/17	1,854,096
1,000	Deschutes County, OR, School District No. 6, (Sisters), (FSA), 5.25%, 6/15/16	1,146,840
1,595	Deschutes County, OR, School District No. 6, (Sisters), (FSA), 5.25%, 6/15/18	1,837,871
1,000	Egg Harbor Township, NJ, School District, (FSA), 5.50%, 7/15/19	1,181,850
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,180,500
1,000	Jackson County, OR, School District No. 9 Eagle Point, (MBIA), 5.50%, 6/15/19	1,181,030
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,220,962
1,850	New York, NY, (FGIC), 5.50%, 6/1/12	2,093,793
4,970	Pima County, AZ, (FSA), 3.50%, 7/1/20	4,630,350
3,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14 (6)	3,271,622
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17	1,535,198
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	651,140
500	Summit County, OH, (FGIC), 4.75%, 12/1/21	533,855
1,000	Washington County, OR, School District No. 15 Forest Grove, (FSA), 5.50%, 6/15/19	1,181,030
1,255	Yamhill County, OR, School District No. 29J, (FGIC), 5.50%, 6/15/19	1,482,193
		$24,982,330
	Insured-Hospital — 4.7%
775	Akron, Bath and Copley, OH, Township, Hospital District, (Childrens Hospital Center), (FSA), 5.25%, 11/15/15	857,282
1,180	Akron, Bath and Copley, OH, Township, Hospital District, (Childrens Hospital Center), (FSA), 5.25%, 11/15/16	1,303,640
2,000	El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06	1,938,320
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/17	2,860,440

$2,000	Montogmery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/18 (7)	$1,896,000
2,960	New York Dormitory Authority, (Sloan-Kettering Institute), (MBIA), 5.75%, 7/1/20	3,568,132
		$12,423,814
	Insured-Lease Revenue / Certificates of Participation — 1.3%
1,380	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	752,086
1,000	Laredo, TX, Certificates of Obligation, (MBIA), 4.50%, 2/15/17	1,015,170
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,651,314
		$3,418,570
	Insured-Miscellaneous — 0.4%
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,109,570
		$1,109,570
	Insured-Solid Waste — 0.5%
1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	1,315,836
		$1,315,836
	Insured-Special Tax Revenue — 1.6%
1,000	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	1,051,010
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	2,082,308
1,000	Reno, NV, Capital Improvements, (FGIC), 5.625%, 6/1/14	1,137,060
		$4,270,378
	Insured-Transportation — 10.9%
2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	2,538,867
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,080,140
1,640	Denver, CO, City and County Airport, (MBIA), 6.00%, 11/15/11	1,880,752
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,099,860
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,212,520
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,671,100
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,109,500
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,174,320
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,588,387

$5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	$5,918,900
2,000	New Jersey Transportation Trust Fund Authority, (FSA), 5.50%, 10/1/14	2,289,060
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,175,230
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,125,280
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,210,480
		$29,074,396
	Insured-Water and Sewer — 1.1%
2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	1,613,460
1,250	Washington County, OR, Clean Water Services, (MBIA), 5.25%, 10/1/16	1,442,513
		$3,055,973
	Lease Revenue / Certificates of Participation — 1.5%
3,385	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	3,943,965
		$3,943,965
	Nursing Home — 0.6%
810	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	843,745
250	Massachusetts IFA, (Age Institute of Massachusetts), 7.60%, 11/1/05	250,105
485	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	463,296
		$1,557,146
	Other Revenue — 4.5%
1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	1,046,310
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	936,253
2,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	2,177,780
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,825,725
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,241,045
2,500	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13	2,505,575
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11 (2)	1,060,470
900	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15 (2)	942,453
115	Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05	114,918
		$11,850,529
	Pooled Loans — 1.0%
1,900	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	1,938,266
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	836,112
		$2,774,378

	Senior Living / Life Care — 1.3%
$765	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$781,922
1,105	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/06 (8)	1,065,739
500	Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17	480,765
240	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	241,512
280	Mesquite, TX, Health Facilities Development, (Christian Care Centers), 7.00%, 2/15/10	299,572
490	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	458,660
		$3,328,170
	Solid Waste — 1.2%
3,000	Niagara County, NY, IDA, (American Ref-Fuel Co. LLC), (AMT), 5.55%, 11/15/24	3,236,850
		$3,236,850
	Special Tax Revenue — 9.4%
1,500	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	1,545,885
3,000	California State Economic Recovery, 5.25%, 7/1/13	3,378,180
600	Concorde Estates Community Development District, FL, Capital Improvements, 5.00%, 5/1/11	605,550
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	522,250
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	927,760
1,400	Dupree Lakes Community Development District, FL, 5.00%, 11/1/10	1,411,186
200	Fishhawk, FL, Community Development District, 5.00%, 11/1/07	202,248
2,100	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	2,133,432
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	260,888
400	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	404,260
1,730	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,746,764
85	Heritage Palms Community Development District, FL, Capital Improvements, 6.25%, 11/1/07	86,132
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	792,552
100	Longleaf, FL, Community Development District, 6.20%, 5/1/09	97,559
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/18	1,152,690
2,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	2,349,560
3,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	3,362,640
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,132,150

$1,985	Sterling Hill Community Development District, FL, Capital Improvements, 5.50%, 11/1/10	$2,005,743
850	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	874,642
		$24,992,071
	Transportation — 1.7%
505	Delaware River Joint Toll Bridge Commission, PA, 5.25%, 7/1/15	558,424
100	Eagle County, CO, Airport Terminal Corp., (American Airlines), (AMT), 6.75%, 5/1/06	101,134
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,705,300
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,171,470
		$4,536,328
	Total Tax-Exempt Investments (identified cost $253,358,771)	$267,015,688

Put Options Purchased — 0.0%

Principal
Amount
(000’s omitted)	Security	Value
$123	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	$1,922
	Total Put Options Purchased (identified cost, $54,335)	$1,922
	Total Investments — 100.2% (identified cost $253,413,106)	$267,017,610
	Other Assets, Less Liabilities — (0.2)%	$(657,544)
	Net Assets — 100.0%	$266,360,066

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.4%
Others, representing less than 10% individually	85.8%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 36.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 11.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $7,330,802 or 2.8% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Defaulted bond.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	When-issued security.
(7)	Step bond.
(8)	Security is in default and making only partial interest payments.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	250 U.S. Treasury Bond	Short	$(29,251,500)	$(29,687,500)	$(436,000)
09/05	101 U.S. Treasury Note	Short	$(11,349,446)	$(11,460,344)	$(110,898)
					$(546,898)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$253,137,242
Gross unrealized appreciation	$14,106,021
Gross unrealized depreciation	(225,653)
Net unrealized appreciation	$13,880,368

Eaton Vance New Jersey Limited Maturity Municipals Fund                                                       as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.5%

Principal Amount (000’s omitted)	Security	Value
	Education — 2.8%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$809,805
600	New Jersey Educational Facility Authority, (Higher Education Capital Improvements), 5.00%, 9/1/15	645,276
		$1,455,081
	Electric Utilities — 0.9%
420	New Jersey Economic Development Authority PCR, (PSEG Power), 5.00%, 3/1/12	448,304
		$448,304
	Escrowed / Prerefunded — 6.0%
255	Delaware River Joint Toll Bridge Commission, PA, Prerefunded to 7/1/13, 5.25%, 7/1/15	286,765
350	New Jersey EDA, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	422,026
2,030	New Jersey EDA, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,549,093
300	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	341,862
500	New Jersey, Prerefunded to 2/1/09, 4.50%, 2/1/18	509,180
		$3,108,926
	General Obligations — 5.0%
500	Jersey City School District, 6.25%, 10/1/10	570,830
1,050	Puerto Rico, 0.00%, 7/1/08	956,791
1,000	Union County, (General Improvements), 5.00%, 3/1/17	1,086,320
		$2,613,941
	Hospital — 5.4%
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	568,890
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	491,549
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	540,300
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	478,265
680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 5.75%, 7/1/08	711,103
		$2,790,107

1

	Industrial Development Revenue — 4.2%
$350	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	$289,664
450	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	406,742
500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (1)	475,390
1,000	New Jersey EDA, (Waste Management, Inc.), (AMT), 4.50%, 6/1/15	1,006,340
		$2,178,136
	Insured-Education — 2.9%
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	952,434
500	University of New Jersey Medicine and Dentistry, (AMBAC), 5.375%, 12/1/13	563,180
		$1,515,614
	Insured-Electric Utilities — 4.0%
560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co,), (MBIA), 6.80%, 3/1/21	743,775
140	Puerto Rico Electric Power Authority, (XLCA), 5.00%, 7/1/11	153,864
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18 (2)	1,165,460
		$2,063,099
	Insured-Escrowed/Prerefunded — 4.7%
1,000	New Jersey Economic Development Authority, (School Facility), (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/16	1,114,350
1,300	Washington Township Board of Education, (MBIA), Prerefunded to 2/01/07, 5.125%, 2/1/15	1,348,841
		$2,463,191
	Insured-General Obligations — 22.2%
330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	375,629
320	Egg Harbor Township School District, (FSA), 5.50%, 7/15/19	378,192
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	852,345
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	849,960
500	Holmdel Township School District, (FSA), 4.00%, 3/15/20 (3)	500,190
750	Hunterdon Central Regional High School District, (FSA), 4.75%, 5/1/12	818,678
1,065	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/16	1,251,428
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	807,048
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	932,093
845	Montville Township School District, (FGIC), 5.00%, 7/15/17	950,515
700	Montville Township, (AMBAC), 4.20%, 8/1/12	729,526
255	Ocean Township Board of Education, (FGIC), 4.50%, 8/1/12	275,795
1,000	Puerto Rico Public Improvements, (CIFG), 5.25%, 7/1/17	1,150,700
500	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	575,350
1,000	Washington Township Board of Education, (FSA), 5.00%, 1/1/19	1,098,120
		$11,545,569

2

	Insured-Hospital — 2.9%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12 (4)	$1,508,611
		$1,508,611
	Insured-Housing — 2.0%
1,000	New Jersey Housing and Mortgage Finance Agency, (FGIC), 4.50%, 11/1/19	1,010,120
		$1,010,120
	Insured-Lease Revenue / Certificates of Participation — 3.9%
1,000	Hudson County, (MBIA), 6.25%, 6/1/15	1,201,600
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	830,118
		$2,031,718
	Insured-Nursing Home — 0.9%
400	Rahway Geriatrics Center Inc., (MBIA), 5.25%, 5/1/15	451,132
		$451,132
	Insured-Other Revenue — 2.1%
500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	550,380
500	Trenton Parking Authority, (FGIC), 5.125%, 4/1/12	546,885
		$1,097,265
	Insured-Special Tax Revenue — 2.2%
1,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/16	1,120,610
		$1,120,610
	Insured-Transportation — 9.7%
1,000	Delaware River Port Authority, (AMBAC), 5.00%, 1/1/16	1,117,360
1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	1,076,070
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	550,625
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,172,350
750	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 5.50%, 12/15/13	857,100
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	270,095
		$5,043,600
	Insured-Water and Sewer — 7.8%
185	Atlantic Highlands Sewer Authority, (FGIC), 4.125%, 1/1/12	193,812
1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	1,241,758
420	Musconetcong Sewer Authority, (MBIA), 5.25%, 1/1/13	470,631
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,107,960
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	360,832
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	343,497

3

$565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	$326,062
		$4,044,552
	Lease Revenue / Certificates of Participation — 2.2%
1,000	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	1,165,130
		$1,165,130
	Nursing Home — 1.0%
500	New Jersey EDA, (Masonic Charity Foundation), 4.80%, 6/1/11	531,445
		$531,445
	Senior Living / Life Care — 1.2%
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	307,497
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	304,713
		$612,210
	Solid Waste — 0.3%
170	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	171,989
		$171,989
	Special Tax Revenue — 2.2%
1,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	1,120,880
		$1,120,880
	Transportation — 4.0%
195	Delaware River Joint Toll Bridge Commission, PA, 5.25%, 7/1/15	215,629
1,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 7.47%, 6/15/17 (5)(6)	1,124,980
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	745,976
		$2,086,585
	Total Tax-Exempt Investments — 100.5% (identified cost $48,897,777)	$52,177,815
	Other Assets, Less Liabilities — (0.5)%	$(266,981)
	Net Assets — 100.0%	$51,910,834

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 65.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 16.3% of total investments.

(1)	Defaulted bond.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $1,124,980 or 2.2% of the Fund’s net assets.

(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/05	82 U.S. Treasury Bond	Short	$(9,566,745)	$(9,737,500)	$(170,755)
09/05	45 U.S. Treasury Note	Short	(5,056,684)	(5,106,094)	(49,410)
					(220,165)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$48,854,201
Gross unrealized appreciation	$3,430,394
Gross unrealized depreciation	(106,780)
Net unrealized appreciation	$3,323,614

5

Eaton Vance New York Limited Maturity Municipals Fund                                                          as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal
Amount
(000’s omitted)	Security	Value
	Cogeneration — 0.5%
$600	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$605,916
		$605,916
	Education — 2.3%
1,000	New York Dormitory Authority, (Columbia University), 5.125%, 7/1/15	1,109,620
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	675,792
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	118,916
625	Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	705,100
		$2,609,428
	Electric Utilities — 2.2%
2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	2,505,425
		$2,505,425
	Escrowed / Prerefunded — 7.5%
1,000	Metropolitan Transportation Authority, Prerefunded to 7/1/15, 5.50%, 7/1/17	1,166,650
155	New York City Transitional Finance Authority, Prerefunded to 5/1/08, 5.00%, 5/1/16	165,847
745	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), Escrowed to Maturity, 5.75%, 6/15/10	840,151
1,000	New York State Urban Development Corp., (Youth Facilities), Prerefunded to 4/1/07, 5.75%, 4/1/10	1,072,070
1,000	New York Urban Development Corp., (Personal Income Tax), Prerefunded to 3/15/12, 5.375%, 3/15/17	1,132,070
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,316,929
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,154,570
500	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/22, 5.25%, 1/1/28	581,910
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,092,860
		$8,523,057

1

	General Obligations — 3.5%
$1,000	New York City, 0.00%, 8/1/08	$907,360
1,000	New York City, 0.00%, 8/1/08	907,360
1,000	New York City, 5.00%, 3/1/19	1,079,900
1,000	Orange County, 5.00%, 7/15/18	1,128,540
		$4,023,160
	Health Care-Miscellaneous — 0.7%
310	Suffolk County IDA, (Alliance of Long Island Agencies), 7.50%, 9/1/15	339,695
400	Westchester County IDA, (Children’s Village), 5.375%, 3/15/19	407,836
		$747,531
	Hospital — 4.9%
455	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	478,919
580	Fulton County IDA, (Nathan Littauer Hospital), 5.75%, 11/1/09	579,466
1,000	Monroe County IDA, (Highland Hospital), 5.00%, 8/1/15	1,073,530
225	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	248,220
1,200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	1,310,472
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	544,085
500	Oneida County IDA, (St. Elizabeth Medical Center), 5.50%, 12/1/10	509,580
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	816,405
		$5,560,677
	Housing — 0.4%
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	514,150
		$514,150
	Industrial Development Revenue — 2.2%
1,000	Dutchess County IDA, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	1,083,820
250	Onondaga County, IDA, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	258,800
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,190,775
		$2,533,395
	Insured-Education — 8.9%
1,000	New York Dormitory Authority Revenue, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,198,180
1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	1,105,660
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,637,061
1,455	New York Dormitory Authority, (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13	1,625,468

2

$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	$1,183,880
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,129,610
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,127,060
1,000	New York Dormitory, (City University), (AMBAC), 5.625%, 7/1/16	1,164,920
		$10,171,839
	Insured-Electric Utilities — 6.8%
500	Long Island Power Authority, Electric System Revenue, (FSA), 0.00%, 6/1/15	344,195
500	Long Island Power Authority, Electric System Revenue, (FSA), 5.00%, 12/1/18	530,665
1,000	Long Island Power Authority, Electric System Revenue, (XLCA), 5.25%, 6/1/14	1,126,360
3,625	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	4,258,795
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,456,825
		$7,716,840
	Insured-Escrowed/Prerefunded — 8.7%
1,000	Long Island Power Authority, Electric System Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14	1,136,960
2,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 10/1/15, 5.00%, 4/1/23	2,254,280
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,426,838
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,089,200
490	New York Dormitory Authority, (Mental Health Services Facilities), Prerefunded to 8/15/07, (FSA), 5.125%, 8/15/17	519,464
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,388,182
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	494,167
250	New York Urban Development Corp., (Correctional Facilities), (AMBAC), Prerefunded to 1/01/09, 5.25%, 1/1/15	272,262
250	Niagara County IDA, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	289,292
		$9,870,645
	Insured-General Obligations — 9.6%
500	Clarence, Central School District, (FSA), 5.00%, 5/15/17	539,905
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,233,420
1,000	New York City, (MBIA), 5.75%, 8/1/14	1,126,990
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,692,600
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,264,009
1,965	Puerto Rico, (MBIA), 5.50%, 7/1/16	2,308,561
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,796,587
		$10,962,072

3

	Insured-Health Care Miscellaneous — 0.1%
$5	New York Dormitory Authority, (Mental Health Services Facilities), (FSA), 5.125%, 8/15/17	$5,273
85	New York Dormitory Authority, (Mental Health Services), (MBIA), 5.50%, 8/15/13	94,851
		$100,124
	Insured-Hospital — 2.1%
1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	1,862,736
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	558,960
		$2,421,696
	Insured-Lease Revenue / Certificates of Participation — 5.8%
3,470	Metropolitan Transportation Authority, Service Contract, (FSA), 5.50%, 7/1/17	4,080,165
1,250	Metropolitan Transportation Authority, Service Contract, (MBIA), 5.50%, 7/1/14	1,444,250
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,114,850
		$6,639,265
	Insured-Special Tax Revenue — 3.6%
2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	1,701,090
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (1)	2,359,380
		$4,060,470
	Insured-Transportation — 9.6%
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,149,770
500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 9.089%, 1/1/17 (2)(3)	668,455
1,500	New York Thruway Authority, (Local Highway & Bridge), (XLCA), 5.50%, 4/1/13	1,678,950
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,182,250
1,585	Puerto Rico Highway and Transportation (Finance Authority), (FSA), 5.50%, 7/1/12	1,811,560
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,167,664
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,271,898
		$10,930,547
	Lease Revenue/Certificates of Participation — 3.7%
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,098,280
2,000	New York State Energy Research and Development Authority, (Western NY Nuclear Service Center), 6.00%, 4/1/06	2,047,920

4

$1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	$1,100,630
		$4,246,830
	Other Revenue — 0.7%
750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	815,130
		$815,130
	Senior Living / Life Care — 1.1%
330	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (4)	329,911
400	Mt. Vernon IDA, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	412,148
500	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	544,195
		$1,286,254
	Solid Waste — 2.6%
750	Hempstead IDA, (American Refuel), 5.00%, 12/1/10	786,923
2,000	Niagra County, IDA, (American Ref-Fuel Co. LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,157,900
		$2,944,823
	Special Tax Revenue — 7.3%
1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	1,230,892
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,036,630
945	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	987,686
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,107,430
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	555,300
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,396,450
		$8,314,388
	Transportation — 1.6%
1,685	Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15	1,819,160
		$1,819,160
	Water and Sewer — 3.4%
2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	2,087,400
1,000	New York Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,092,500
500	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	559,575

5

$120	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), 5.75%, 6/15/10	$134,732
		$3,874,207
	Total Tax-Exempt Investments (identified cost $107,856,332)	$113,797,029
	Put Options Purchased — 0.0%
80	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	1,250
	Total Put Options Purchased (identified cost, $35,340)	$1,250
	Total Investments — 99.8% (identified cost $107,891,672)	$113,798,279
	Other Assets, Less Liabilities — 0.2%	$210,250
	Net Assets— 100.0%	$114,008,529

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 55.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.2% to 21.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $668,455 or 0.6% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Defaulted bond.

6

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
9/05	113 U.S. Treasury Bond	Short	$(13,220,161)	$(13,418,750)	$(198,589)
9/05	94 U.S. Treasury Note	Short	(10,562,851)	(10,666,063)	(103,212)
					$(301,801)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$107,814,496
Gross unrealized appreciation	$6,301,111
Gross unrealized depreciation	(317,328)
Net unrealized appreciation	$5,983,783

7

Eaton Vance Ohio Limited Maturity Municipals Fund                                                                   as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.4%

Principal Amount (000’s omitted)	Security	Value
	Cogeneration — 1.1%
$195	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$203,365
		$203,365
	Education — 5.7%
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	552,415
500	Ohio State University General Receipts, 5.25%, 12/1/17	555,520
		$1,107,935
	Escrowed / Prerefunded — 1.4%
250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	273,735
		$273,735
	General Obligations — 7.5%
100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	110,822
500	Hamilton School District, 6.15%, 12/1/15	607,420
500	Ohio, 0.00%, 8/1/05	498,875
250	Ohio, 0.00%, 8/1/08	227,240
		$1,444,357
	Hospital — 8.6%
500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	571,400
500	Erie County Hospital Facility, (Firelands Regional Medical Center), 5.50%, 8/15/12	551,580
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	262,430
250	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	275,305
		$1,660,715
	Housing — 1.9%
350	Ohio Housing Finance Agency Mortgage, (AMT), 4.55%, 9/1/11	363,615
		$363,615
	Industrial Development Revenue — 5.5%
500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	535,760
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	523,595
		$1,059,355

1

	Insured-Education — 4.2%
$750	Cleveland-Cuyahoga Port Authority, (AMBAC), 5.00%, 8/1/21	$811,072
		$811,072
	Insured-Electric Utility — 2.7%
500	Hamilton Electric, (FSA), 4.30%, 10/15/16	525,340
		$525,340
	Insured-General Obligations — 27.0%
200	Amherst School District, (FGIC), 5.00%, 12/1/11	220,516
250	Athens City School District, (FSA), 5.45%, 12/1/10	279,095
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	211,311
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	229,789
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	262,552
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	692,640
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	139,545
750	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	778,958
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	657,942
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	566,435
585	Summit County, (FGIC), 4.75%, 12/1/21	624,610
460	Wyoming, School District, (FGIC), 5.75%, 12/1/17	554,479
		$5,217,872
	Insured-Hospital — 2.9%
500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	563,310
		$563,310
	Insured-Industrial Development Revenue — 3.0%
500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	578,885
		$578,885
	Insured-Lease Revenue / Certificates of Participation — 2.9%
500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	562,715
		$562,715
	Insured-Transportation — 6.3%
300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	327,342
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	881,423
		$1,208,765
	Insured-Water and Sewer — 7.3%
475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	525,963
750	Ohio Water Development Authority, (FSA), 5.50%, 12/1/17	887,123
		$1,413,086

2

	Lease Revenue / Certificates of Participation — 5.5%
$750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	$850,515
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	213,510
		$1,064,025
	Pooled Loans — 4.6%
250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	254,758
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	264,593
200	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09	217,620
150	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Superior), 5.10%, 5/15/12	153,668
		$890,639
	Special Tax Revenue — 0.3%
50	Columbus Special Assessment, 6.05%, 9/15/05	50,536
		$50,536
	Water and Sewer — 3.0%
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	570,405
		$570,405
	Total Tax-Exempt Investments (identified cost $18,212,926)	$19,569,727

Put Options Purchased — 0.0%

Principal Amount (000’s omitted)	Security	Value
$12	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	$187
	Total Put Options Purchased (identified cost, $5,301)	$187
	Total Investments — 101.4% (identified cost $18,218,227)	$19,569,914
	Other Assets, Less Liabilities — (1.4)%	$(262,056)
	Net Assets — 100.0%	$19,307,858

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 55.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.2% to 20.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/05	19 U.S. Treasury Bond	Short	$(2,223,185)	$(2,256,250)	$(33,065)
9/05	13 U.S. Treasury Note	Short	$(1,460,820)	$(1,475,094)	$(14,274)
					$(47,339)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$18,217,844
Gross unrealized appreciation	$1,357,445
Gross unrealized depreciation	(5,375)
Net unrealized appreciation	$1,352,070

4

Eaton Vance Pennsylvania Limited Maturity Municipals Fund                                                   as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal
Amount
(000’s omitted)	Security	Value
	Cogeneration — 1.6%
$295	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$321,373
600	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	624,300
		$945,673
	Electric Utilities — 0.7%
400	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	425,180
		$425,180
	Escrowed / Prerefunded — 3.1%
110	Delaware County IDA, (Glen Riddle), (AMT), Escrowed to Maturity, 8.125%, 9/1/05	111,023
340	Delaware River Joint Toll Bridge Commission, Prerefunded to 7/1/13, 5.25%, 7/1/15	382,354
1,200	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,282,908
		$1,776,285
	Health Care-Miscellaneous — 0.5%
250	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	268,825
		$268,825
	Hospital — 4.2%
500	Allegheny County Hospital Development Authority, (West Pennsylvania Health System), 8.65%, 11/15/05	506,580
160	Hazleton Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	157,744
145	Hazleton Health Services Authority, (St. Joseph’s Hospital), 5.85%, 7/1/06	144,430
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	214,724
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	565,680
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	853,792
		$2,442,950
	Industrial Development Revenue — 3.6%
700	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	730,527
250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	198,462

1

$500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	$405,545
750	Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	777,435
		$2,111,969
	Insured-Education — 5.2%
1,500	Allegheny County, Higher Education Building Authority, (Duquesne University), (AMBAC), 5.00%, 3/1/16 (1)	1,549,125
1,100	Lycoming County Authority College, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,189,716
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	263,395
		$3,002,236
	Insured-Electric Utilities — 8.1%
1,500	Cambria County IDA, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	1,660,470
1,250	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,468,550
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,596,680
		$4,725,700
	Insured-Escrowed / Prerefunded — 10.7%
580	Allegheny County, (FGIC), Prerefunded to 5/1/11, 5.40%, 11/1/19	648,985
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	548,995
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,132,530
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,100,480
5,000	Westmoreland County, Municipal Authority, Water Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,783,500
		$6,214,490
	Insured-General Obligations — 32.7%
785	Allegheny County, (FGIC), 5.40%, 11/1/19	865,910
1,540	Centre County, (MBIA), 5.25%, 7/1/18	1,708,538
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	659,777
1,000	Council Rock School District, (MBIA), 5.00%, 11/15/19	1,088,880
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,342,062
2,000	Ephrata Area School District, (FGIC), 5.25%, 4/15/19	2,203,720
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,251,037
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,094,623
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,088,230
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,343,180
2,000	Pittsburgh, (AMBAC), 5.125%, 9/1/18	2,140,120
1,000	Pittsburgh, (AMBAC), 5.25%, 9/1/22	1,067,660

2

$1,000	Reading School District, (FGIC), 0.00%, 1/15/12	$786,160
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,352,962
		$18,992,859
	Insured-Hospital — 3.8%
500	Allegheny County Hospital Development Authority, (South Hills Health), (MBIA), 5.50%, 5/1/08	519,990
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), (AMBAC), 5.00%, 8/15/15	1,115,170
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	566,085
		$2,201,245
	Insured-Lease Revenue / Certificates of Participation — 2.6%
1,355	Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21	1,506,828
		$1,506,828
	Insured-Special Tax Revenue — 0.6%
350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	373,062
		$373,062
	Insured-Transportation — 12.7%
1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	1,091,020
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	654,127
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), 5.125%, 7/15/22	1,093,610
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,062,750
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,757,565
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/18	1,186,170
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	539,740
		$7,384,982
	Insured-Utility — 1.9%
1,000	Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17	1,106,330
		$1,106,330
	Insured-Water and Sewer — 2.8%
1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	1,637,790
		$1,637,790
	Senior Living / Life Care — 2.5%
500	Bucks County IDA, (Pennswood), 5.80%, 10/1/20	535,525
170	Chester County IDA, (Kimberton), (AMT), 8.00%, 9/1/05	170,155
390	Cliff House Trust, (AMT), 6.625%, 6/1/27	195,577

3

$335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	$352,397
185	Lancaster County Hospital Authority, (Willow Valley Retirement), 5.55%, 6/1/15	199,210
		$1,452,864
	Transportation — 1.3%
260	Delaware River Joint Toll Bridge Commission , 5.25%, 7/1/15	287,505
435	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	445,253
		$732,758
	Total Tax-Exempt Investments — 98.6% (identified cost $53,823,554)	$57,302,026
	Other Assets, Less Liabilities — 1.4%	$830,831
	Net Assets — 100.0%	$58,132,857

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 82.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 26.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	89 U.S. Treasury Bond	Short	$(10,383,419)	$(10,568,750)	$(185,331)
09/05	40 U.S. Treasury Note	Short	$(4,494,830)	$(4,538,750)	$(43,920)
					$(229,251)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$53,790,497
Gross unrealized appreciation	$3,811,832
Gross unrealized depreciation	(300,303)
Net unrealized appreciation	$3,511,529

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 22, 2005